EQUITY ACCOUNTED INVESTMENTS EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 1,945
BrandSafway [Member]
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 1,300